Earnings Per Share	12 Months Ended
Jan. 31, 2021
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Earnings Per Share
21.	EARNINGS PER SHARE

a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Net income attributable to shareholders	$363.4	$371.4
Weighted average number of shares	87,519,856	92,760,943

Earnings per share - basic	$4.15	$4.00

b)	Diluted earnings per share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Net income attributable to shareholders	$363.4	$371.4

Weighted average number of shares	87,519,856	92,760,943
Dilutive effect of stock options	1,085,128	1,052,872
Weighted average number of diluted shares	88,604,984	93,813,815

Earnings per share - diluted	$4.10	$3.96
The average market value of the Company’s shares for
p
urposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.